Additional disclosures in respect of guaranteed securities Cash flow statement (Details) - GBP (£) £ in Millions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Disclosure of information about consolidated structured entities [line items]
Net cash flow from operating activities – continuing operations		£ 1,935	£ 2,068	[1]
Net cash flow (used in)/from operating activities – discontinued operations	[1],[2]	(47)	(126)
Net cash flow (used in)/from investing activities – continuing operations		(788)	4,224	[1]
Cash flows from (used in) investing activities, discontinued operations	[3]	78	15	[1]
Net cash flow used in financing activities – continuing operations		(1,380)	(7,049)	[1]
Net cash flow (used in)/from financing activities – discontinued operations	[2],[4]	0	(231)	[1]
Net decrease in cash and cash equivalents		(202)	(1,099)	[1]
Parent Guarantor [Member]
Disclosure of information about consolidated structured entities [line items]
Net cash flow from operating activities – continuing operations		2	24
Net cash flow (used in)/from operating activities – discontinued operations	[1]	0	0
Net cash flow (used in)/from investing activities – continuing operations		(265)	3,193
Cash flows from (used in) investing activities, discontinued operations		0	0
Net cash flow used in financing activities – continuing operations		330	(4,303)
Net cash flow (used in)/from financing activities – discontinued operations	[2]	0	0
Net decrease in cash and cash equivalents		67	(1,086)
Issuer Of Notes - Nigara Mohawk Power Coporation [Member]
Disclosure of information about consolidated structured entities [line items]
Net cash flow from operating activities – continuing operations		236	328
Net cash flow (used in)/from operating activities – discontinued operations	[1]	0	0
Net cash flow (used in)/from investing activities – continuing operations		(171)	155
Cash flows from (used in) investing activities, discontinued operations		0	0
Net cash flow used in financing activities – continuing operations		(65)	(482)
Net cash flow (used in)/from financing activities – discontinued operations	[2]	0	0
Net decrease in cash and cash equivalents		0	1
Other subsidiaries [Member]
Disclosure of information about consolidated structured entities [line items]
Net cash flow from operating activities – continuing operations		1,697	1,716
Net cash flow (used in)/from operating activities – discontinued operations	[1]	(47)	(126)
Net cash flow (used in)/from investing activities – continuing operations		(545)	596
Cash flows from (used in) investing activities, discontinued operations		78	15
Net cash flow used in financing activities – continuing operations		(1,452)	(1,984)
Net cash flow (used in)/from financing activities – discontinued operations	[2]	0	(231)
Net decrease in cash and cash equivalents		(269)	(14)
Consolidating Adjustments [Member]
Disclosure of information about consolidated structured entities [line items]
Net cash flow from operating activities – continuing operations		0	0
Net cash flow (used in)/from operating activities – discontinued operations	[1]	0	0
Net cash flow (used in)/from investing activities – continuing operations		193	280
Cash flows from (used in) investing activities, discontinued operations		0	0
Net cash flow used in financing activities – continuing operations		(193)	(280)
Net cash flow (used in)/from financing activities – discontinued operations	[2]	0	0
Net decrease in cash and cash equivalents		£ 0	£ 0

[1]	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).
[2]	Cash flows used in discontinued operating activities in both 2018 and 2017 related to the disposal of the UK Gas Distribution business.
[3]	Cash flows from discontinued investing activities relates to the receipt of £66m (2017: £nil) of dividends and £12m (2017: £15m) of interest on the shareholder loan from our investment in Quadgas HoldCo Limited (see note 6).
[4]	Cash flows used in discontinued financing activities in 2017 related to the liability management programme related to the UK Gas Distribution business.